Quarterly Holdings Report
for
Fidelity® International Capital Appreciation K6 Fund
July 31, 2026
IVFK6-NPRT3-0926
1.9883988.109
Common Stocks - 100.1%
	Shares	Value ($)
AUSTRALIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Anglogold Ashanti Plc	260,970	20,700,140
AUSTRIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Erste Group Bank AG	228,874	29,770,859
BRAZIL - 1.4%
Materials - 1.4%
Metals & Mining - 1.4%
Wheaton Precious Metals Corp	287,419	31,262,724
CANADA - 3.1%
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 1.7%
Celestica Inc (United States) (a)	112,506	37,288,989
Materials - 1.4%
Metals & Mining - 1.4%
Franco-Nevada Corp	149,855	31,881,267
TOTAL CANADA		69,170,256
FRANCE - 1.9%
Industrials - 1.9%
Aerospace & Defense - 1.9%
Safran SA	106,510	41,856,443
GERMANY - 4.5%
Industrials - 3.7%
Aerospace & Defense - 1.1%
Rheinmetall AG	19,100	25,249,229
Electrical Equipment - 1.5%
Siemens Energy AG	189,004	32,290,022
Machinery - 1.1%
RENK Group AG (b)	450,900	24,879,863
TOTAL INDUSTRIALS		82,419,114
Materials - 0.8%
Construction Materials - 0.8%
Heidelberg Materials AG	90,683	16,882,004
TOTAL GERMANY		99,301,118
INDIA - 6.7%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Bharti Airtel Ltd	1,423,120	29,408,406
Financials - 1.1%
Banks - 1.1%
ICICI Bank Ltd	1,608,093	24,174,617
Industrials - 3.3%
Transportation Infrastructure - 3.3%
Adani Ports & Special Economic Zone Ltd	1,602,954	28,486,379
GMR Airports Ltd (a)	22,698,285	25,036,674
JSW Infrastructure Ltd	5,824,258	19,063,786
TOTAL INDUSTRIALS		72,586,839
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Lodha Developers Ltd (c)(d)	1,774,937	23,142,398
TOTAL INDIA		149,312,260
ISRAEL - 7.1%
Financials - 5.6%
Banks - 3.0%
Bank Hapoalim BM	1,373,226	33,395,023
Bank Leumi Le-Israel BM	1,437,388	34,043,029
		67,438,052
Insurance - 2.6%
Harel Insurance Investments & Financial Services Ltd	476,235	27,375,917
Phoenix Financial Ltd	544,000	30,612,792
		57,988,709
TOTAL FINANCIALS		125,426,761
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Next Vision Stabilized Systems Ltd	423,445	32,903,055
TOTAL ISRAEL		158,329,816
ITALY - 3.7%
Financials - 3.7%
Banks - 3.7%
Intesa Sanpaolo SpA	5,453,808	41,227,039
UniCredit SpA	439,451	41,445,444

TOTAL ITALY		82,672,483
JAPAN - 15.2%
Consumer Discretionary - 1.7%
Household Durables - 1.7%
Panasonic Holdings Corp	1,457,039	38,527,706
Consumer Staples - 1.5%
Tobacco - 1.5%
Japan Tobacco Inc	787,809	35,125,954
Financials - 4.2%
Banks - 4.2%
Mitsubishi UFJ Financial Group Inc	2,108,359	47,093,356
Sumitomo Mitsui Financial Group Inc	1,069,962	45,975,130
TOTAL FINANCIALS		93,068,486
Industrials - 3.4%
Industrial Conglomerates - 2.1%
Hitachi Ltd	1,431,934	46,925,273
Machinery - 1.3%
Mitsubishi Heavy Industries Ltd	1,220,022	28,502,566
TOTAL INDUSTRIALS		75,427,839
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
Advantest Corp	193,724	38,276,364
Disco Corp	70,325	25,136,575
Tokyo Electron Ltd	100,273	33,525,004
TOTAL INFORMATION TECHNOLOGY		96,937,943
TOTAL JAPAN		339,087,928
KOREA (SOUTH) - 7.6%
Information Technology - 7.6%
Semiconductors & Semiconductor Equipment - 3.5%
SK Hynix Inc	70,663	79,288,667
Technology Hardware, Storage & Peripherals - 4.1%
Samsung Electronics Co Ltd	525,980	90,453,974
TOTAL KOREA (SOUTH)		169,742,641
NETHERLANDS - 5.2%
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
ASM International NV	44,779	41,371,487
ASML Holding NV	45,024	74,197,098

TOTAL NETHERLANDS		115,568,585
SPAIN - 5.7%
Financials - 3.3%
Banks - 3.3%
Banco Santander SA	3,398,588	48,335,651
CaixaBank SA	1,750,259	25,424,870
TOTAL FINANCIALS		73,760,521
Industrials - 0.7%
Construction & Engineering - 0.7%
ACS Actividades de Construccion y Servicios SA	122,575	15,590,614
Utilities - 1.7%
Electric Utilities - 1.7%
Iberdrola SA	1,576,033	37,529,361
TOTAL SPAIN		126,880,496
SWITZERLAND - 3.5%
Financials - 3.5%
Capital Markets - 1.9%
UBS Group AG	801,502	42,184,316
Insurance - 1.6%
Zurich Insurance Group AG	46,180	35,176,607
TOTAL SWITZERLAND		77,360,923
TAIWAN - 7.0%
Information Technology - 7.0%
Semiconductors & Semiconductor Equipment - 7.0%
Taiwan Semiconductor Manufacturing Co Ltd	2,090,905	154,726,178
UNITED ARAB EMIRATES - 1.0%
Industrials - 1.0%
Transportation Infrastructure - 1.0%
Salik Co PJSC	14,742,778	21,353,547
UNITED KINGDOM - 6.6%
Consumer Staples - 3.1%
Tobacco - 3.1%
British American Tobacco PLC	660,316	40,055,392
Imperial Brands PLC	713,055	27,061,064
TOTAL CONSUMER STAPLES		67,116,456
Financials - 1.2%
Banks - 1.2%
NatWest Group PLC	2,942,160	27,752,310
Industrials - 2.3%
Aerospace & Defense - 2.3%
Rolls-Royce Holdings PLC	2,563,614	51,143,223
TOTAL UNITED KINGDOM		146,011,989
UNITED STATES - 17.7%
Consumer Discretionary - 2.8%
Hotels, Restaurants & Leisure - 2.8%
Hilton Worldwide Holdings Inc	78,137	25,042,127
InterContinental Hotels Group PLC	228,247	36,679,293
TOTAL CONSUMER DISCRETIONARY		61,721,420
Financials - 2.7%
Financial Services - 2.7%
Mastercard Inc Class A	53,772	30,816,733
Visa Inc Class A	77,853	28,504,319
TOTAL FINANCIALS		59,321,052
Industrials - 5.6%
Aerospace & Defense - 1.4%
HEICO Corp (b)	87,938	31,337,586
Commercial Services & Supplies - 1.1%
Waste Connections Inc	150,819	25,265,424
Construction & Engineering - 1.2%
Ferrovial NV	391,632	25,624,376
Electrical Equipment - 1.9%
Schneider Electric SE	129,096	43,374,398
TOTAL INDUSTRIALS		125,601,784
Information Technology - 4.4%
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	203,940	32,773,158
Technology Hardware, Storage & Peripherals - 2.9%
Seagate Technology Holdings PLC	41,575	35,593,605
Western Digital Corp	54,831	29,874,122
		65,467,727
TOTAL INFORMATION TECHNOLOGY		98,240,885
Materials - 2.2%
Construction Materials - 2.2%
CRH PLC	226,344	21,504,943
Holcim AG	307,676	27,944,422
TOTAL MATERIALS		49,449,365
TOTAL UNITED STATES		394,334,506
TOTAL COMMON STOCKS (Cost $1,657,313,687)		2,227,442,892

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	8,117,040	8,118,663
Fidelity Securities Lending Cash Central Fund (e)(f)	3.72	7,193,131	7,193,850
TOTAL MONEY MARKET FUNDS (Cost $15,311,701)			15,312,513

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,672,625,388)	2,242,755,405
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(17,798,815)
NET ASSETS - 100.0%	2,224,956,590

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,142,398 or 1.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,142,398 or 1.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,118,939.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	21,518,970	741,652,049	755,049,292	491,046	(3,876)	812	8,118,663	8,117,040
Fidelity Securities Lending Cash Central Fund	7,763,550	123,354,949	123,924,790	92,522	141	-	7,193,850	7,193,131
	29,282,520	865,006,998	878,974,082	583,568	(3,735)	812	15,312,513

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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